Impairment losses and goodwill - Impairment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ 54	€ 56	€ 20
Impairment of non-current assets	(73)	49	190
Jordan Telecom and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ 54	€ 56
Net carrying value of asset tested (as a percent)	100.00%	100.00%
Recoverable amount of cash-generating unit	€ 800	€ 700
Niger, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of non-current assets	0	€ 43	52
Net carrying value of asset tested (as a percent)		100.00%
Recoverable amount of cash-generating unit		€ 100
Orange Communications Luxembourg [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ 19	19
Net carrying value of asset tested (as a percent)		100.00%
Recoverable amount of cash-generating unit		€ 100
Orange RDC [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total impairment loss			120
Impairment of goodwill			1
Impairment of non-current assets	0		€ 119
Net carrying value of asset tested (as a percent)			100.00%
Recoverable amount of cash-generating unit			€ 100
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of non-current assets	(89)	€ 4	€ (2)
Reversal of impairment loss recognised in profit or loss, goodwill	€ 89